Provision for Income Taxes (Details) - Schedule of Income Taxes - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes [Abstract]
Income/(loss) before taxes	$ (387,781)	$ (295,060)	$ 108,418	$ 343,988	$ 156,184
Tax expenses/(credit) at the effective tax rates	(69,180)	(114,645)	10,732	(124,591)	36,755
Tax effect on non-taxable income	(509)		(39,173)
Tax effect on non-deductible expenses	42,924	206,496		369,101	114,656
Tax effect on utilization of tax losses	26,765	(8,124)		(36,369)	(1,990)
Income taxes		$ 83,727		$ 208,141	$ 294,716